Future Policy Benefits	12 Months Ended
Dec. 31, 2010
Future Policy Benefits
16.	Future Policy Benefits

The following table summarizes future policy benefits at December 31:

	2009		2010
	(in millions of Won)
Life insurance	(Won)	4,523,282	(Won)	5,486,303
Annuity contracts		1,605,018		1,875,039
Other contracts		1,770,803		2,498,456
Unpaid claims and claim adjustment expenses		411,135		487,549

	(Won)	8,310,238	(Won)	10,347,347

Life insurance liabilities include reserves for death and endowment policy benefits, and certain health benefits. Annuity contract liabilities include reserves for individual life contingent immediate annuities. Other contract liabilities include unearned revenue and certain other reserves for group and individual life and health products.

Future policy benefits are calculated using net level premium method based upon mortality, morbidity, persistency, and interest rate assumptions including provision for adverse deviation. Assumptions as to mortality, morbidity and persistency are based on the Group’s experience, or in certain instances, industry experience, when the basis of the reserve is established. For post-purchase, the best-estimated net investment rate used as the interest rate assumptions has been set equal to 4.9%, which is based on Shinhan Life Insurance’s 2011 planned asset allocation and investment return. For pre-purchase, the best-estimated net investment rate is 5.5% in lock-in method.